Other operating expenses	12 Months Ended
Dec. 31, 2023
Other expense by nature [Abstract]
Other operating expenses
31. Other operating expenses

	2023	2022	2021
Turnover tax	203,493,961	127,248,778	103,330,661
Provisions for legal and administrative proceedings	15,905,318	12,102,734	1,476,764
Loss on initial recognition of loans bearing below market interest rate	11,671,162	13,100,574	11,940,628
Contributions to the Deposits Guarantee Fund (Note 43)	5,728,161	6,330,105	6,830,968
Expected credit losses on financial guarantee and loan commitments	4,849,781	6,367,666	4,305,070
Damage claims	2,544,611	4,604,462	1,900,080
Loss from sale or impairment of investment properties and other non-financial assets	238,314	37,562	236,113
Provisions for reorganization	—	7,391,880	13,737,124
Other operating expenses	18,173,651	15,017,822	20,616,759

TOTAL	262,604,959	192,201,583	164,374,167